ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial statement amounts and balances of the VIEs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
ASSETS
Cash and cash equivalents	¥ 7,165,584,000		¥ 6,116,360,000	¥ 4,418,416,000	$ 1,038,912
Restricted cash	3,346,779,000		2,643,587,000	2,355,850,000	485,237
Security deposit prepaid to third-party guarantee companies	396,699,000		874,886,000		57,516
Short term investments	57,000,000				8,264
Funds receivable from third party payment service providers	1,158,781,000		153,151,000		168,007
Accounts receivable and contract assets, net	2,868,625,000		3,097,254,000		415,912
Financial assets receivable, net	3,670,919,000		4,404,208,000
Amounts due from related parties	394,872,000		837,324,000		57,251
Loans receivable, net	15,347,662,000		9,844,481,000		2,225,202
Prepaid expenses and other assets	379,388,000		383,937,000		55,006
Accounts receivable and contract assets, net-non current	261,319,000		223,474,000		37,888
Financial assets receivable, net-non current	688,843,000		597,965,000		99,873
Amounts due from related parties, non-current	33,236,000		140,851,000		4,819
Loans receivable, net-noncurrent	3,136,994,000		2,859,349,000		454,821
Property and equipment, net	47,602,000		24,941,000		6,902
Land use rights, net	998,185,000		1,018,908,000		144,723
Intangible assets	4,696,000		4,961,000		681
Deferred tax assets	1,019,171,000		834,717,000		147,766
Other non-current assets	55,658,000		42,606,000		8,070
TOTAL ASSETS	40,343,170,000		33,504,995,000		5,849,210
LIABILITIES
Accrued expenses and other current liabilities	2,004,551,000		2,258,329,000		290,633
Amounts due to related parties	113,697,000		214,057,000		16,485
Short term loans	150,000,000		397,576,000		21,748
Guarantee liabilities-stand ready	4,120,346,000		4,818,144,000		597,394
Guarantee liabilities-contingent	3,418,391,000		3,285,081,000		495,620
Income tax payable	661,015,000		624,112,000		95,838
Deferred tax liabilities	100,835,000		121,426,000		14,620
Other long-term liabilities	39,520,000		13,177,000		5,730
TOTAL LIABILITIES	21,411,873,000		18,288,386,000		$ 3,104,430
Net cash provided by operating activities	5,922,515,000	$ 858,683	5,789,700,000	5,325,810,000
Net cash used in investing activities	(7,355,975,000)	(1,066,515)	(6,064,328,000)	892,770,000
Net cash (used in) provided by financing activities	3,204,068,000	$ 464,548	2,263,720,000	(3,282,400,000)
Consolidated VIEs
ASSETS
Cash and cash equivalents	6,437,420,000		4,605,851,000
Restricted cash	2,328,673,000		1,986,512,000
Security deposit prepaid to third-party guarantee companies	396,699,000		874,886,000
Short term investments	57,000,000
Funds receivable from third party payment service providers	1,158,781,000		153,151,000
Accounts receivable and contract assets, net	1,672,232,000		2,133,477,000
Financial assets receivable, net	2,982,076,000		3,806,243,000
Amounts due from related parties	280,199,000		608,924,000
Loans receivable, net	5,404,966,000		1,197,532,000
Prepaid expenses and other assets	239,522,000		235,780,000
Accounts receivable and contract assets, net-non current	261,060,000		217,298,000
Financial assets receivable, net-non current	688,843,000		597,965,000
Amounts due from related parties, non-current	32,529,000		121,855,000
Loans receivable, net-noncurrent	2,625,150,000		1,029,545,000
Property and equipment, net	39,840,000		15,074,000
Land use rights, net	998,185,000		1,018,908,000
Intangible assets	4,087,000		3,972,000
Deferred tax assets	951,258,000		779,291,000
Other non-current assets	37,839,000		27,729,000
TOTAL ASSETS	26,596,359,000		19,413,993,000
LIABILITIES
Accrued expenses and other current liabilities	1,655,653,000		1,820,609,000
Amounts due to related parties	113,697,000		94,057,000
Short term loans	150,000,000		150,000,000
Guarantee liabilities-stand ready	4,120,346,000		4,818,144,000
Guarantee liabilities-contingent	3,418,391,000		3,285,081,000
Income tax payable	614,687,000		449,553,000
Other tax payable	149,570,000		218,017,000
Deferred tax liabilities	77,942,000		65,542,000
Other long-term liabilities	32,708,000		10,271,000
TOTAL LIABILITIES	10,332,994,000		10,911,274,000
Net revenue	12,983,458,000		13,674,223,000	11,062,032,000
Net income	2,443,983,000		5,462,150,000	2,541,386,000
Net cash provided by operating activities	3,891,528,000		5,431,654,000	3,715,112,000
Net cash used in investing activities	(6,750,277,000)		(1,427,958,000)	(1,012,415,000)
Net cash (used in) provided by financing activities	¥ (578,000)		¥ 359,082,000	¥ (94,762,000)
Percentage of consolidated revenues	78.00%	78.00%	82.00%	82.00%
Percentage of consolidated total assets	66.00%	66.00%	58.00%
Percentage of consolidated total liabilities	48.00%	48.00%	60.00%